Financial instruments and risk management (Details 9) - Cash flow hedges [member] - Commodity price risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Notional	633,129
Fair value | R$	R$ (8,261)
Non Deliverable Forward Buy [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	1st Qtr. 2024
Notional	4,000
Exercise rate	445.83
Fair value | R$	R$ (390)
Collar Buy [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	1st Qtr. 2024
Notional	8,000
Exercise rate	458.42
Fair value | R$	R$ (357)
Collar Buy One [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	2nd Qtr. 2024
Notional	31,992
Exercise rate	460.11
Fair value | R$	R$ (3,009)
Non Deliverable Forward Buy One [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	2nd Qtr. 2024
Notional	119,944
Exercise rate	198.28
Fair value | R$	R$ (2,154)
Non Deliverable Forward Buy Two [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	3rd Qtr. 2024
Notional	119,944
Exercise rate	198.57
Fair value | R$	R$ (1,633)
Non Deliverable Forward Buy Three [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	4th Qtr. 2024
Notional	119,944
Exercise rate	200.93
Fair value | R$	R$ (1,509)
Collar Buy Two [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	2nd Qtr. 2023
Notional	82,008
Exercise rate	199.53
Fair value | R$	R$ (1,153)
Collar Buy Three [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	1st Qtr. 2024
Notional	49.54
Exercise rate	1,136.19
Fair value | R$	R$ 1,106
Non Deliverable Forward Buy Four [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	2nd Qtr. 2024
Notional	6,001
Exercise rate	1,107.23
Fair value | R$	R$ (918)
Non Deliverable Forward Buy Five [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	3rd Qtr. 2024
Notional	4,001
Exercise rate	1,094.04
Fair value | R$	R$ (451)
Collar Buy Four [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	2nd Qtr. 2024
Notional	87,750
Exercise rate	1,178.85
Fair value | R$	R$ 2,207